The Patriot

                           Sentry variable account l

                                 Annual Report

                               December 31, 2002


A flexible premium deferred variable annuity funded by T. Rowe Price Fixed Income Series, Inc.,T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., Janus Aspen Series, and Vanguard Variable Insurance Fund

                                February 14, 2003

Dear Contract Owner:

The economy continued to plod through its current bear market during 2002. Consumer confidence is shaken and debt levels continue to be relatively high. Even with that negative news there exist some bright spots: consumers continue to enjoy real wage gains, home prices remain strong and we're experiencing the lowest interest rates in generations.

Talk of "double-dip" recession and comparisons to the Great Depression and decade long slump in the Japanese stock market are grossly overstated. The errors in monetary and fiscal policy that led to these crises now serve our current policymakers as valuable object lessons. As foreboding as the current situation with Iraq and North Korea seem, they cannot be honestly compared to that of the 1930's, with fascism on the march throughout the world.

Gloom and doom pessimism has become so widespread today that many investors can find no reason to invest in the market at all. Yet investors must remember that this bear market will pass.

While we shouldn't expect an imminent return to the unrestrained bull market of the past decade, the opportunity exists in the current market for extraordinary bargains for the long-term investor. While we may never return to the high double-digit growth we had grown used to; even high single-digit returns are more than adequate to build wealth over the long-term. The key is to continue with your long-term investment strategy, having faith that the bear market will pass.


During 2002, the number of investment portfolios available within your variable policy was expanded from ten to seventeen. The new investment portfolios are:

 T. Rowe Price Equity Series, Inc.
   o T. Rowe Price Mid-Cap Growth Portfolio

Vanguard Variable Insurance Fund
   o High Yield Bond Portfolio
   o Balanced Portfolio
   o Equity Index Portfolio
   o Mid-Cap Index Portfolio
   o Small Company Growth Portfolio
   o REIT Index Portfolio

Thank you for choosing Sentry to help meet your long-term investment needs. We value your business and appreciate your confidence in Sentry to provide this service.

Sincerely,

Dale R. Schuh, CEO
Sentry Life Insurance Company

The composition and holdings of the Portfolios are subject to change. Shares of the separate Portfolios of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., Janus Aspen Institutional Series and Vanguard Variable Insurance Fund are sold only through the currently effective prospectus and are not available to the general public. Shares of these portfolios may be purchased only by life insurance companies to be used with their separate accounts which fund variable annuity and variable life insurance policies. This material is authorized for distribution only when preceded or accompanied by a prospectus. The investments for the Portfolios are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolios. You should be aware that the Portfolios are likely to differ from other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolios can be expected to vary from those of the other mutual funds.

                   SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                           Sentry Variable Account I
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2002


Assets:

Investments at market value:

Janus Aspen Series, Inc.:
  Aspen Growth Portfolio, 1,211 shares (cost $25,378)               $ 17,695
  Aspen Aggressive Growth Portfolio, 22,856 shares (cost
                $1,251,349)                                          362,044
  Aspen Worldwide Growth Portfolio, 29 shares (cost $634)                617
  Aspen Balanced Portfolio, 521 shares (cost $11,330)                 10,720

T. Rowe Price Fixed Income Series, Inc.:
  Prime Reserve Portfolio, 79,827 shares (cost $79,827)               79,827
  Limited Term Bond Portfolio, 31,040 shares (cost $152,765)         157,682

T. Rowe Price Equity Series, Inc.:
  Equity Income Portfolio, 3,777 shares (cost $73,363)                61,784
  Personal Strategy Balanced Portfolio, 20,290 shares
    (cost $312,568)                                                  268,227
  Mid-Cap Growth Portfolio, 208 shares (cost $2,855)                   2,988

Vanguard Variable Insurance Fund:
  REIT Index Portfolio, 57 shares (cost $753)                            726
                                                                     -------
Net Assets                                                        $  962,310
                                                                  ==========

The accompanying notes are an integral part of these financial statements

                   SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                           Sentry Variable Account I
                            STATEMENTS OF OPERATIONS

                                                               For the Years ended December 31,

                                              T. Rowe Price           T. Rowe Price               T. Rowe Price
                                              Prime Reserve         Limited Term Bond             Equity Income

                                              2002       2001          2002      2001            2002         2001
Investment Income:
 Dividends                                 $  1,114    $ 2,910       $ 6,304   $ 5,842         $ 1,131      $  312

Expenses:
 Mortality and expense risk charges             810        786         1,374     1,138             670         175
                                                ---        ---         -----     -----             ---         ---
Net investment income (loss)                    304      2,124         4,930     4,704             461         137
                                                ---      -----         -----     -----             ---         ---
Realized gains (losses) on investments:
 Realized net investment gain (loss)              -          -           445       616          (4,689)        (61)
 Capital gain distributions received              -          -             -         -              38         511
                                                ---      -----         -----     -----             ---         ---
 Realized gain (loss) on investments and
  capital gain distributions, net                 -          -           445       616          (4,651)        450

Unrealized appreciation (depreciation), net       -          -           453     1,846         (12,572)        993
                                                ---      -----         -----     -----             ---         ---
Net increase (decrease) in net assets
 from operations                             $  304    $ 2,124       $ 5,828   $ 7,166        $(16,762)     $ 1,580
                                             ======    =======       =======   =======        ========      =======

                                                                        For the Years ended December 31,
                                               Janus Aspen                T. Rowe Price              Janus Aspen
                                            Aggressive Growth     Personal Strategy Balanced    Capital Appreciation

                                              2002      2001           2002      2001             2002        2001

Investment Income:
 Dividends                                $       -   $      -      $  7,404  $  9,931         $    43     $   172

Expenses:
 Mortality and expense risk charges           4,638      8,188         3,067     3,542             111         131
                                              -----      -----         -----     -----             ---         ---

Net investment income (loss)                 (4,638)    (8,188)        4,337     6,389             (68)         41
                                             ------     ------         -----     -----             ---          --
Realized gains (losses) on investments:
 Realized net investment gain (loss)       (243,757)  (171,830)       (9,412)     (542)         (9,109)         (7)
 Capital gain distributions received              -          -             -         -               -           -
                                           --------   --------        ------      ----          ------          --
 Realized gain (loss) on investments and
  capital gain distributions, net          (243,757)  (171,830)       (9,412)     (542)         (9,109)         (7)

Unrealized appreciation (depreciation), net  86,543   (302,456)      (20,640)  (17,643)          7,402      (3,722)
                                             ------   --------       -------   -------           -----      ------
Net increase (decrease) in net assets
 from operations                          $(161,852)  $482,474)     $(25,715) $(11,796)        $(1,775)    $(3,688)
                                          =========   ========      ========  ========         =======     =======

                                                  For the Years ended December 31,
                                                Janus Aspen             Janus Aspen
                                                  Growth                  Balanced
                                              2002      2001           2002      2001
Investment Income:
 Dividends                                 $      -    $    29       $   406    $  56

Expenses:
 Mortality and expense risk charges             331        334           169       16
                                                ---        ---           ---       --


Net investment income (loss)                   (331)      (305)          237       40
                                               ----       ----           ---       --
Realized gains (losses) on investments:
 Realized net investment gain (loss)        (11,557)       (20)       (1,194)       -
  Capital gain distributions received             -         84             -        -
                                            -------        ---        ------       --
 Realized gain (loss) on investments and
  capital gain distributions, net           (11,557)        64        (1,194)       -

Unrealized appreciation (depreciation), net   1,607     (6,034)         (572)     (38)
                                              -----     ------          ----      ---
Net increase (decrease) in net assets
 from operations                           $(10,281)   $(6,275)      $(1,529)   $   2
                                           ========    =======       =======    =====

                                                    For the Years ended December 31,
                                                                   T. Rowe Price
                                                 Janus Aspen           Mid-Cap      Vanguard
                                               Worldwide Growth        Growth*    REIT Index*

                                              2002        2001          2002         2002
Investment Income:
 Dividends                                  $    50     $   55          $  -        $  -

Expenses:
 Mortality and expense risk charges              97         97            13           3

Net investment income (loss)                    (47)       (42)          (13)         (3)

Realized gains (losses) on investments:
 Realized net investment gain (loss)         (6,715)        (7)           (1)         (1)
  Capital gain distributions received             -          -             -           -

 Realized gain (loss) on investments and
  capital gain distributions, net            (6,715)        (7)           (1)         (1)

Unrealized appreciation (depreciation), net   3,658     (2,368)          133         (27)

Net increase (decrease) in net assets
 from operations                            $(3,104)    $2,417)         $119        $(31)

*       Commenced offering on May 1, 2002.



   The accompanying notes are an integral part of these financial statements

                   SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                           Sentry Variable Account I
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                          For the Years ended December 31,
                                         T. Rowe Price           T. Rowe Price           T. Rowe Price
                                         Prime Reserve         Limited Term Bond         Equity Income

                                         2002     2001          2002        2001        2002        2001
Increase (decrease) in net assets
from operations:
 Net investment income (loss)         $   304   $ 2,124      $  4,930    $  4,704      $   461    $   137
  Realized gains (losses)                    -         -           445         616       (4,651)       450
 Unrealized appreciation
 (depreciation), net                        -         -           453       1,846      (12,572)       993
                                     -------   -------      --------    --------      -------    -------
Net increase (decrease) in net
 assets from operations                   304     2,124         5,828       7,166      (16,762)     1,580
                                          ---     -----         -----       -----      -------      -----
Contract transactions:
 Purchase payments                      6,865     6,894         2,452         300        2,546      3,648
 Transfers between sub-
 accounts, net                              -         -        43,560      23,537       43,269     32,758
 Withdrawals                                -    (5,147)       (5,400)     (5,474)      (3,416)    (1,720)
 Contract maintenance fees               (130)     (154)         (206)       (148)         (80)       (30)
 Surrender charges                          -       (31)          (22)         (6)          (9)         -
                                         ----      ----          ----        ----          ---        ---
Net increase (decrease) in
  net assets derived from
  contract transactions                 6,735     1,562        40,384      18,209       42,310     34,656
                                        -----     -----        ------      ------       ------     ------
Total increase (decrease) in
  net assets                            7,039     3,686        46,212      25,375       25,548     36,236

Net assets at beginning of year        72,788    69,102        111,470     86,095       36,236          -
                                       ------    ------        -------     ------       ------     ------
Net assets at end of year             $79,827   $72,788      $157,682    $111,470      $61,784    $36,236
                                      =======   =======      ========    ========      =======    =======

                                                                For the Years ended December 31,
                                         Janus Aspen               T. Rowe Price               Janus Aspen
                                      Aggressive Growth      Personal Strategy Balanced   Capital Appreciation
                                        2002       2001          2002         2001         2002       2001
Increase (decrease) in net assets
  from operations:
 Net investment income (loss)        $ (4,638) $  (8,188)     $  4,337     $  6,389     $    (68)   $    41
 Realized gains (losses)             (243,757)  (171,830)       (9,412)        (542)      (9,109)        (7)
 Unrealized appreciation
  (depreciation), net                  86,543   (302,456)      (20,640)     (17,643)       7,402     (3,722)
                                       ------   --------       -------      -------        -----     ------
Net increase (decrease) in net
  assets from operations             (161,852)  (482,474)      (25,715)     (11,796)      (1,775)    (3,688)
                                     --------   --------       -------      -------       ------     ------
Contract transactions:
 Purchase payments                      2,710     16,138        15,448       12,963            -          -
 Transfers between sub-
   accounts, net                      (78,457)   (83,316)      (26,600)       2,021            -          -
 Withdrawals                          (39,438)   (28,677)      (43,291)      (2,317)     (10,878)         -
 Contract maintenance fees               (911)    (1,107)         (512)        (602)          (9)        (7)
  Surrender charges                      (394)       (85)         (512)         (14)           -          -
                                         ----     ------          ----         ----           --         --
Net increase (decrease) in net
  assets derived from contract
  transactions                       (116,490)   (97,047)      (55,467)      12,051      (10,887)        (7)
                                     --------    -------       -------       ------      -------         --
Total increase (decrease) in net
  assets                             (278,342)  (579,521)      (81,182)         255      (12,662)    (3,695)

Net assets at beginning of year       640,386  1,219,907       349,409      349,154       12,662     16,357
                                      -------  ---------       -------      -------       ------     ------
Net assets at end of year            $362,044  $ 640,386      $268,227     $349,409     $      -    $12,662
                                     ========  =========      ========     ========     =======     =======

                                         For the Years ended December 31,
                                          Janus Aspen         Janus Aspen
                                             Growth              Balanced

                                         2002       2001      2002       2001
Increase (decrease) in net assets$
  from operations:
 Net investment income (loss)            (331)    $ (305)     $ 237       $ 40
 Realized gains (losses)              (11,557)        64     (1,194)         -
 Unrealized appreciation
  (depreciation), net                   1,607     (6,034)      (572)       (38)
                                        -----     ------       ----        ---
Net increase (decrease) in net
  assets from operations              (10,281)    (6,275)    (1,529)         2
                                      -------     ------     ------          -
Contract transactions:
 Purchase payments                        686      3,766      1,931      3,592
 Transfers between sub-
   accounts, net                       (1,048)    25,000     20,692          -
 Withdrawals                          (10,798)         -    (13,792)         -
 Contract maintenance fees                (39)       (18)       (53)         -
 Surrender charges                         (7)         -       (123)         -
                                          ---      -----      -----      -----
Net increase (decrease) in net
  assets derived from contract
  transactions                        (11,206)    28,748      8,655      3,592
                                      -------     ------      -----      -----
Total increase (decrease) in net
  assets                              (21,487)    22,473      7,126      3,594

Net assets at beginning of year        39,182     16,709      3,594          -
                                       ------     ------      -----      -----
Net assets at end of year             $17,695    $39,182    $10,720     $3,594
                                      =======    =======    =======     ======


                                          For the Years ended December 31,
                                                         T. Rowe Price Vanguard
                                          Janus Aspen        Mid-Cap      REIT
                                        Worldwide Growth      Growth*    Index*
                                        2002        2001       2002       2002
Increase (decrease) in net assets
  from operations:
 Net investment income (loss)           $ (47)     $ (42)    $  (13)      $ (3)
 Realized gains (losses)               (6,715)        (7)        (1)        (1)
 Unrealized appreciation
  (depreciation), net                   3,658     (2,368)       133        (27)
                                        -----     ------        ---        ---
Net increase (decrease) in net
  assets from operations               (3,104)    (2,417)       119        (31)
                                       ------     ------        ---        ---
Contract transactions:
 Purchase payments                      2,002      5,671      2,869          -
 Transfers between sub-
   accounts, net                       (2,191)         -          -        775
 Withdrawals                           (7,857)         -          -          -
 Contract maintenance fees                (51)        (4)         -        (18)
 Surrender charges                       (113)         -          -          -
                                        -----      -----      -----       -----
Net increase (decrease) in net
  assets derived from contract
  transactions                         (8,210)     5,667      2,869        757
                                       ------      -----      -----        ---
Total increase (decrease) in net
  assets                              (11,314)     3,250      2,988        726

Net assets at beginning of year        11,931      8,681          -          -
                                      -------      -----      -----        ---
Net assets at end of year              $  617    $11,931     $2,988       $726
                                       ======    =======     ======       ====

*  Commenced offering on May 1, 2002.

   The accompanying notes are an integral part of these financial statements

NOTES TO FINANCIAL STATEMENTS
December 31, 2002 and 2001

1. Organization
   The Sentry Variable Account I (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company of New York (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account was established by the Company on August 24, 1983 in support of variable annuity contracts, and commenced operations on May 3, 1984. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which permit management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

   The assets of each subaccount of the Variable Account are invested in shares of corresponding portfolios of T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., Janus Aspen Series, and Vanguard Variable Insurance Fund (collectively the Funds) at the portfolios' net asset value in accordance with the selection made by the contract owners.

   On May 1, 2002, the Company began offering seven additional subaccounts with related portfolios as investment options. New purchases were made in two of the additional portfolios, as follows:

   T. Rowe Price Equity Series, Inc.       Vanguard Variable Insurance Fund
    Mid-Cap Growth Portfolio                REIT Index Portfolio

   The Funds are diversified open-end management companies registered under the Investment Company Act of 1940. A copy of the Funds' annual reports are included in the Variable Account's Annual Report.

2. Significant Accounting Policies

   Valuation of Investments
   Investments in shares of the Funds are valued at the Funds' offering and redemption price.

   Securities Transactions and Investment Income
   Transactions in shares of the Funds are recorded on the trade date (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of Fund shares sold and the corresponding investment gains and losses are determined on a specific identification basis.

Federal Income Taxes
   The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity. Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.

3. Purchases and Sales of Securities
   In 2002, purchases and proceeds on sales of the Funds' shares were as
   follows:                                                         Proceeds
                                                    Purchases       on Sales

Janus Aspen Growth Portfolio                         $    686        $ 12,605
Janus Aspen Aggressive Growth Portfolio                 3,500         125,601
Janus Aspen Capital Appreciation Portfolio                 43          11,176
Janus Aspen Worldwide Growth Portfolio                  2,052          10,432
Janus Aspen Balanced Portfolio                         23,028          14,152
T. Rowe Price Prime Reserve Portfolio                   7,978           1,468
T. Rowe Price Limited Term Bond Portfolio              53,934           8,677
T. Rowe Price Equity Income Portfolio                  86,283          43,648
T. Rowe Price Personal Strategy Balanced Portfolio     37,995          88,160
T. Rowe Price Mid-Cap Growth Portfolio                  2,869              13
Vanguard REIT Index Portfolio                             775              21
                                                       ------          ------
   Total                                             $219,143        $315,953
                                                     ========        ========

4. Expenses
   A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (.80% mortality and .40% expense risk) of the daily net asset value of the Variable Account. This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract.


   The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units. If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender. This charge reimburses the Company for administrative expenses relating to maintenance of the contract. There are no deductions made from purchase payments for sales charges at the time of purchase. However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales. Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.

   Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value. Premium taxes up to 4% are currently imposed by certain states. Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization. In the event contracts would be issued in states assessing their premium taxes at the time purchase payments are made, the Company currently intends to advance such premium taxes and to deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

5. Changes in Units Outstanding
   The changes in units outstanding for the year ended December 31, 2002
   were as follows:                                                       Net
                                                      Units   Units    Increase
                                                     Issued  Redeemed (Decrease)

Janus Aspen Growth Portfolio                            133     2,593   (2,460)
Janus Aspen Aggressive Growth Portfolio                 122     3,909   (3,787)
Janus Aspen Capital Appreciation Portfolio                -     2,072   (2,072)
Janus Aspen Worldwide Growth Portfolio                  366     2,170   (1,804)
Janus Aspen Balanced Portfolio                        2,524     1,646      878
T. Rowe Price Prime Reserve Portfolio                   342         6      336
T. Rowe Price Limited Term Bond Portfolio             1,607       246    1,361
T. Rowe Price Equity Income Portfolio                 7,322     4,201    3,121
T. Rowe Price Personal Strategy Balanced Portfolio    1,114     2,997   (1,883)
T. Rowe Price Mid-Cap Growth Portfolio                  376         -      376
Vanguard REIT Index Portfolio                            79         2       77

   The changes in units outstanding for the year ended December 31, 2001 were as follows:
        Units   Units   Net Increase
        Issued  Redeemed        (Decrease)

Janus Aspen Growth Portfolio                          4,438         6    4,432
Janus Aspen Aggressive Growth Portfolio                 515     3,095   (2,580)
Janus Aspen Capital Appreciation Portfolio                -         1       (1)
Janus Aspen Worldwide Growth Portfolio                  859         2      857
Janus Aspen Balanced Portfolio                          395         -      395
T. Rowe Price Prime Reserve Portfolio                   364       283       81
T. Rowe Price Limited Term Bond Portfolio             1,063       411      652
T. Rowe Price Equity Income Portfolio                 3,330       157    3,173
T. Rowe Price Personal Strategy Balanced Portfolio      535       118      417

6.  Financial Highlights
    A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2002 follows:

                                                                                   Expenses
                                                                                   as a % of       Income
                                                             Net Assets            Average       as a % of
                                                          Unit                       Net            Net             Total
Portfolio                                      Units      Value           (000's)   Assets*        Assets           Return
Janus Aspen Growth                              4,033     $ 4.39          $ 18       1.20%             -%          (27.29)%
Janus Aspen Aggressive Growth                  14,497      24.97           362       1.20              -           (28.69)
Janus Aspen Capital Appreciation                    -          -             -       1.20            .41           (16.56)
Janus Aspen Worldwide Growth                      136       4.53             1       1.20            .54           (26.29)
Janus Aspen Balanced                            1,273       8.42            11       1.20           2.45            (7.42)
T. Rowe Price Prime Reserve                     3,978      20.07            80       1.20           1.45              .41
T. Rowe Price Limited Term Bond                 5,185      30.41           158       1.20           4.80             4.31
T. Rowe Price Equity Income                     6,294       9.82            62       1.20           1.71           (14.03)
T. Rowe Price Personal Strategy Balanced        9,987      26.86           268       1.20           2.55            (8.77)
T. Rowe Price Mid-Cap Growth                      376       7.95             3       1.20***           -***        (20.54)**
Vanguard REIT Index                                77       9.37             1       1.20***           -***         (6.26)**

*       Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.
**      For the period May 1, 2002 through December 31, 2002.
***     Annualized.

     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2001 follows:

                                                                                   Expenses
                                                                                   as a % of       Income
                                                             Net Assets            Average       as a % of
                                                          Unit                       Net            Net             Total
Portfolio                                      Units      Value           (000's)   Assets*        Assets           Return
Janus Aspen Growth                              6,493     $ 6.03          $ 39       1.20%           .08%          (25.73)%
Janus Aspen Aggressive Growth                  18,284      35.02           640       1.20              -           (40.22)
Janus Aspen Capital Appreciation                2,072       6.11            13       1.20           1.27           (22.72)
Janus Aspen Worldwide Growth                    1,940       6.15            12       1.20            .54           (23.46)
Janus Aspen Balanced                              395       9.10             4       1.20           2.01            (5.94)
T. Rowe Price Prime Reserve                     3,642      19.99            73       1.20           4.00             2.68
T. Rowe Price Limited Term Bond                 3,824      29.15           111       1.20           5.57             7.07
T. Rowe Price Equity Income                     3,173      11.42            36       1.20           1.39             0.08
T. Rowe Price Personal Strategy Balanced       11,870      29.44           349       1.20           2.90            (3.73)

* Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

7.  Concentrations of Ownership
    At December 31, 2002 significant concentrations of ownership were as follows:
                                                    Number of       Percentage
                                                 Contract Owners      Owned

Janus Aspen Growth Portfolio                            1               96.3
Janus Aspen Aggressive Growth Portfolio                 2               50.0
Janus Aspen Worldwide Growth Portfolio                  2              100.0
Janus Aspen Balanced Portfolio                          4               93.8
T. Rowe Price Prime Reserve Portfolio                   4               97.7
T. Rowe Price Limited Term Bond Portfolio               4               72.4
T. Rowe Price Equity Income Portfolio                   2               77.0
T. Rowe Price Personal Strategy Balanced Portfolio      2               30.5
T. Rowe Price Mid-Cap Growth Portfolio                  1              100.0
Vanguard REIT Index Portfolio                           1              100.0

REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Directors
Sentry Life Insurance Company of New York
   and
The Contract Owners of
Sentry Variable Account I:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Sentry Variable Account I, and its Janus Aspen Growth Portfolio, Janus Aspen Aggressive Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Worldwide Growth Portfolio, Janus Aspen Balanced Portfolio,
T. Rowe Price Prime Reserve Portfolio, T. Rowe Price Limited Term Bond Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Personal Strategy Balanced Portfolio, T. Rowe Price Mid-Cap Growth Portfolio, and Vanguard REIT Index Porftolio at December 31, 2002, and the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Sentry Life Insurance Company of New York's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of securities owned at December 31, 2002, by correspondence with the investment advisors, provide a reasonable basis for our opinion.





Milwaukee, Wisconsin
February 7, 2003